Description of Organization and Business Operations	12 Months Ended
Oct. 31, 2011
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1. DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

Nautilus Marine Acquisition Corp. (the “Company”) is a recently-organized blank check company formed pursuant to the laws of the Republic of the Marshall Islands for the purpose of acquiring, through a merger, capital stock exchange, asset acquisition, stock purchase, reorganization, exchangeable share transaction or other similar business transaction, one or more operating businesses or assets (“Business Transaction”). The Company has neither engaged in any operations nor generated any revenues to date. All activity through October 31, 2011 relates to the Company’s formation and initial public offering and from July 20, 2011, the identification of potential target businesses and assets.

The registration statement for the Company’s initial public offering (“IPO”) was declared effective on July 14, 2011. On July 20, 2011, the Company consummated a public offering of 4,800,000 units, with each unit consisting of one share of its common stock and one warrant to purchase one share of its common stock (See Note 3). The shares of common stock sold as part of the units in the IPO are referred herein as “public shares.” Prior to the consummation of the IPO, the Company completed a private placement (the “private placement”) of an aggregate of 3,108,000 warrants (“insider warrants”) to certain initial shareholders, generating gross proceeds of $2,331,000. The Company received gross proceeds of $50,331,000 before deducting underwriters’ compensation of $1,176,000 and including $2,331,000 received for the sale of 3,108,000 warrants to the initial shareholders. On November 22, 2010, the Company completed a private placement of 1,380,000 shares of its common stock (the “initial shares”) to its shareholders, Astra Maritime Inc. and Orca Marine Corp, for net proceeds of $25,000. The private placements of the initial shares and insider warrants are collectively referred herein to as the “private placements”(See Note 4).

Upon the closing of the IPO and the private placements for the insider warrants, $48,480,000 was placed into a trust account (discussed below). As of October 31, 2011, the proceeds placed into the trust account were invested in United States government treasury bills with a maturity of 180 days or less. The amounts in the trust account may be invested only in U.S. government treasury bills with a maturity of 180 days or less or in money market funds investing solely in U.S. government treasury bills and meeting the conditions under Rule 2a-7 promulgated under the Investment Company Act. The trust account is held at a bank in London and is maintained by American Stock Transfer & Trust Company acting as trustee. Except for the interest income that may be released to the Company to pay any taxes and to fund working capital requirements, and amounts necessary to purchase up to 15% of the public shares (See Note 1), none of the funds held in trust will be released from the trust account until the earlier of (i) the consummation of a Business Transaction, (ii) the redemption of the shares sold in the IPO if the Company is unable to consummate a Business Transaction by February 14, 2013 or (iii) the Company’s liquidation (if no redemption occurs).

Initial Business Transaction

For the purposes of consummating a Business Transaction, the Company is not limited to a particular industry or geographic region, although its management team has initially focused its search on identifying a prospective target business in the international marine shipping, offshore and related maritime service industries. Until July 20, 2011, the Company’s efforts were limited to organizational and financing activities. Subsequent to that date, the Company has focused on identifying potential target businesses and assets. The Company presently has no business operations and no financial history. The Business Transaction must be with one or more assets or target businesses having an aggregate fair market value of at least 80% of the value of the trust account (excluding taxes) at the time of the agreement to enter into the Business Transaction.

Upon the consummation of the Business Transaction, subject to certain limitations, the Company will provide its shareholders with the opportunity to redeem their shares of common stock for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less taxes and amounts released for working capital purposes. The Company intends to consummate the Business Transaction and conduct the redemptions without a shareholder vote and instead redeem the shares held by shareholders pursuant to Rule 13e-4 and Regulation 14E of the Exchange Act, which regulates issuer tender offers, and will file tender offer documents with the SEC. If, however, a shareholder vote is required.

by law or the rules of the NASDAQ Capital Market, or the Company decides to hold a shareholder vote for business or legal reasons and it is no longer subject to the foreign private issuer rules, it will conduct the redemptions in conjunction with a proxy solicitation pursuant to the proxy rules and not pursuant to the tender offer rules. Regardless of whether the Company holds a shareholder vote or a tender offer in connection with the Business Transaction, public shareholders will have the right to redeem their shares for an amount in cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less taxes and any interest earned on the proceeds placed in the trust account actually withdrawn for working capital purposes, upon the consummation of the Business Transaction, subject to the limitations described herein.
The Company has recorded the 4,257,425 of public shares subject to redemption at their aggregate redemption value of $43,005,205 and classified them as temporary equity at October 31, 2011, in accordance with Financial Accounting Standards Board, or FASB, ASC Topic 480, “Distinguishing Liabilities from Equity.”

The Company will consummate the Business Transaction only if holders of no more than approximately 88% of its public shares elect to redeem their shares and, solely if it seeks shareholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the Business Transaction.

Permitted Purchase of Public Shares

If the Company is no longer subject to the foreign private issuer rules and it seeks shareholder approval for the Business Transaction and does not conduct redemptions pursuant to the tender offer rules, prior to the Business Transaction, there may be released from the trust account, amounts necessary to purchase up to 15% of the public shares. All shares so purchased by the Company will be immediately cancelled.

Additionally, if the Company is no longer subject to the foreign private issuer rules and holds a shareholder vote to approve the Business Transaction, and it does not conduct redemptions pursuant to the tender offer rules, it may enter into privately negotiated transactions to purchase public shares from shareholders who would otherwise elect to redeem their shares, with such purchases made using funds held in the trust account. All shares so purchased by the Company will be immediately cancelled.

Liquidation

In the event no Business Transaction is consummated on or before February 14, 2013, the Company will (i) cease all operations except for the purposes of winding up, (ii) redeem the common stock for cash equal to their pro rata share of the aggregate amount then on deposit in the trust account, less taxes, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as possible following such redemption, subject to the approval of the remaining shareholders and the board of directors, dissolve and liquidate as part of the plan of dissolution and liquidation. Furthermore, there will be no distribution with respect to our outstanding warrants, which will expire worthless.

After distributing the proceeds of the trust account pursuant to the redemption, the Company will promptly, subject to the approval of its remaining shareholders and board of directors, distribute the balance of its net assets to the remaining shareholders according to its plan of dissolution. The Company will pay the costs of liquidation from its remaining assets outside of the trust account. If such funds are insufficient, Messrs. Tsirigakis and Syllantavos, our founders and co-chief executive officers, have agreed to advance the funds necessary to pay any and all costs involved or associated with the process of liquidation and the return of the funds in the trust account to the public shareholders.